ORGANIZATION, NATURE OF BUSINESS, AND RISK AND UNCERTAINTIES (Details)		3 Months Ended	12 Months Ended
	Dec. 09, 2020 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Aug. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Number of months cash and Investments sufficient to fund operating and capital expenditure		12 months	12 months
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Trine
Exchange ratio	1.22122